Consolidated Statements of Stockholders' Equity (Restated) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2019	$ 850	$ 7,022,471	$ 11,721	$ (7,707,705)	$ 182,733	$ (489,930)
Balance, shares at Dec. 31, 2019	85,049,576
Stock-based compensation		92,885				92,885
Net income (loss)				13,590		13,590
Foreign currency translation					5,260	5,260
Balance at Mar. 31, 2020	$ 850	7,115,356	11,721	(7,694,115)	187,993	(378,195)
Balance, shares at Mar. 31, 2020	85,049,576
Balance at Dec. 31, 2019	$ 850	7,022,471	11,721	(7,707,705)	182,733	(489,930)
Balance, shares at Dec. 31, 2019	85,049,576
Return of prepayment for acquisition		4,053,587
Capital contribution		69,423
Net income (loss)						474,538
Foreign currency translation						121,374
Balance at Sep. 30, 2020	$ 500	11,424,486	11,721	(7,233,167)	304,107	4,507,647
Balance, shares at Sep. 30, 2020	49,999,901
Balance at Dec. 31, 2019	$ 850	7,022,471	11,721	(7,707,705)	182,733	(489,930)
Balance, shares at Dec. 31, 2019	85,049,576
Cancellation of shares	$ (350)	350
Cancellation of shares, shares	(35,049,685)
Return of prepayment for acquisition		4,053,587				4,053,587
Capital contribution		69,423				69,423
Statutory reserve			140,267	(140,267)
Stock-based compensation		371,540				371,540
Net income (loss)				143,927		143,927
Foreign currency translation					289,425	289,425
Balance at Dec. 31, 2020	$ 500	11,517,371	151,988	(7,704,045)	472,158	4,437,972
Balance, shares at Dec. 31, 2020	49,999,891
Balance at Mar. 31, 2020	$ 850	7,115,356	11,721	(7,694,115)	187,993	(378,195)
Balance, shares at Mar. 31, 2020	85,049,576
Cancellation of shares	$ (350)	350
Cancellation of shares, shares	(35,049,675)
Return of prepayment for acquisition		4,053,587				4,053,587
Stock-based compensation		92,885				92,885
Net income (loss)				17,753		17,753
Foreign currency translation					(62,135)	(62,135)
Balance at Jun. 30, 2020	$ 500	11,262,178	11,721	(7,676,362)	125,858	3,723,895
Balance, shares at Jun. 30, 2020	49,999,901
Capital contribution		69,423				69,423
Stock-based compensation		92,885				92,885
Net income (loss)				443,195		443,195
Foreign currency translation					178,249	178,249
Balance at Sep. 30, 2020	$ 500	11,424,486	11,721	(7,233,167)	304,107	4,507,647
Balance, shares at Sep. 30, 2020	49,999,901
Balance at Dec. 31, 2020	$ 500	11,517,371	151,988	(7,704,045)	472,158	4,437,972
Balance, shares at Dec. 31, 2020	49,999,891
Stock-based compensation		92,885				92,885
Net income (loss)				(220,024)		(220,024)
Foreign currency translation					(17,823)	(17,823)
Balance at Mar. 31, 2021	$ 500	11,610,256	151,988	(7,924,069)	454,335	4,293,010
Balance, shares at Mar. 31, 2021	49,999,891
Balance at Dec. 31, 2020	$ 500	11,517,371	151,988	(7,704,045)	472,158	4,437,972
Balance, shares at Dec. 31, 2020	49,999,891
Net income (loss)						(587,081)
Foreign currency translation						200,176
Acquisition of subsidiaries prepayment
Balance at Sep. 30, 2021	$ 500	9,585,799	151,988	(8,291,126)	672,334	2,119,495
Balance, shares at Sep. 30, 2021	49,999,891
Balance at Dec. 31, 2020	$ 500	11,517,371	151,988	(7,704,045)	472,158	4,437,972
Balance, shares at Dec. 31, 2020	49,999,891
Stock-based compensation		371,540				371,540
Net income (loss)				(1,176,568)		(1,176,568)
Foreign currency translation					238,665	238,665
Acquisition of subsidiaries prepayment		(4,714,631)				(4,714,631)
Debt forgiven by major shareholder		2,473,228				2,473,228
Shareholder contribution		4,439,285				4,439,285
Balance at Dec. 31, 2021	$ 500	14,086,793	151,988	(8,880,613)	710,823	6,069,491
Balance, shares at Dec. 31, 2021	49,999,891
Balance at Mar. 31, 2021	$ 500	11,610,256	151,988	(7,924,069)	454,335	4,293,010
Balance, shares at Mar. 31, 2021	49,999,891
Stock-based compensation		92,885				92,885
Net income (loss)				(61,115)		(61,115)
Foreign currency translation					67,325	67,325
Acquisition of subsidiaries prepayment		(4,658,881)				(4,658,881)
Balance at Jun. 30, 2021	$ 500	7,044,260	151,988	(7,985,184)	521,660	(266,776)
Balance, shares at Jun. 30, 2021	49,999,891
Stock-based compensation		92,885				92,885
Net income (loss)				(305,942)		(305,942)
Foreign currency translation					150,674	150,674
Debt forgiven by major shareholder		2,448,654				2,448,654
Balance at Sep. 30, 2021	$ 500	$ 9,585,799	$ 151,988	$ (8,291,126)	$ 672,334	$ 2,119,495
Balance, shares at Sep. 30, 2021	49,999,891